FEDERAL INCOME TAX	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
FEDERAL INCOME TAX

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

December 31,
2022
Deferred tax asset
Net operating loss carryforward	$-
Startup/Organization Expenses	65,574
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance	$-

The income tax provision consists of the following:

For the Year ended December 31, 2022
Federal
Current	$309,931
Deferred	(65,574)
State
Current	$-
Deferred	-
Change in valuation allowance	65,574
Income tax provision	$309,931

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

For the Year ended December 31, 2022
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	0.00%
Transaction costs	32.69%
Change in valuation allowance	14.41%
Effective income tax rate	68.10%

As of December 31, 2022, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The change in the valuation allowance was $65,574 for the year ended December 31, 2022.

The provisions for U.S. federal and state income taxes were $309,931 and $0 for the year ended December 31, 2022 and for the period from March 8, 2021 (inception) to December 31, 2021, respectively. The Company’s tax returns for the year ended December 2022 and 2021 remain open and subject to examination.

Naturalshrimp Incorporated [Member]
FEDERAL INCOME TAX

NOTE 15 — FEDERAL INCOME TAX

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

The components of income tax expense for the years ended March 31, 2022 and 2021 consist of the following:

	2022	2021
Federal Tax statutory rate	21.00%	21.00%
Permanent differences	18.40%	3.46%
Valuation allowance	(39.40)%	(24.46)%
Effective rate	0.00%	0.00%

Significant components of the Company’s deferred tax assets as of March 31, 2021 and 2020 are summarized below.

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$6,022,000	$3,429,000

Other	(350,000)	-
Total deferred tax asset	5,672,000	3,429,000
Valuation allowance	(5,672,000)	(3,429,000)
Total	$-	$-

As of March 31, 2022, the Company had approximately $28,676,000 of federal net operating loss carry forwards. The carry forwards beginning in tax years 2018 are allowed to be carried forward indefinitely and are to be limited to 80% of the taxable income. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. The Company believes that the issuance of its common stock in exchange for Multiplayer Online Dragon, Inc. on January 30, 2015 resulted in an “ownership change” under the rules and regulations of Section 382. Accordingly, the Company’s ability to utilize their net operating losses generated prior to this date is limited to approximately $282,000 annually.

To the extent that the tax deduction is included in a net operating loss carry forward and is in excess of amounts recognized for book purposes, no benefit will be recognized until the loss carry forward is recognized. Upon utilization and realization of the carry forward, the corresponding change in the deferred asset and valuation allowance will be recorded as additional paid-in capital.

The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying financial statements. The Company’s net deferred tax asset and valuation allowance increased by $2,243,000 and $1,454,000 in the years ended March 31, 2022 and 2021, respectively.

The Company reviewed all income tax positions taken or that they expect to be taken for all open years and determined that the income tax positions are appropriately stated and supported for all open years. The Company is subject to U.S. federal income tax examinations by tax authorities for years after 2022 due to unexpired net operating loss carryforwards originating in and subsequent to that year. The Company may be subject to income tax examinations for the various taxing authorities which vary by jurisdiction.